NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	53,619,079	54,225,040	53,619,079	54,225,040	50,873,467	40,012,825	25,791,263
Stock options, including performance stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	29,299,842	39,336,240	29,299,842	39,336,240	32,529,224	40,012,825	25,791,263
Restricted stock units, including Market Based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	24,319,237	14,888,800	24,319,237	14,888,800	18,344,243	0	0